Quarterly Holdings Report
for
Fidelity® Series Corporate Bond Fund
November 30, 2022
XBC-NPRT1-0123
1.9891233.104
Nonconvertible Bonds - 86.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
2.25% 2/1/32	650,000	515,050
3.65% 9/15/59	223,000	154,894
3.8% 12/1/57	1,354,000	982,961
4.35% 3/1/29	900,000	863,615
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	670,000	571,636
Verizon Communications, Inc.:
2.1% 3/22/28	312,000	272,977
2.355% 3/15/32	3,000,000	2,408,189
2.55% 3/21/31	289,000	240,937
3.15% 3/22/30	47,000	41,716
3.7% 3/22/61	1,300,000	933,508
4.016% 12/3/29	1,250,000	1,179,346
		8,164,829
Entertainment - 0.6%
The Walt Disney Co.:
3.8% 3/22/30	600,000	563,618
4.7% 3/23/50	700,000	654,957
4.75% 9/15/44	320,000	302,654
6.65% 11/15/37	970,000	1,113,005
		2,634,234
Interactive Media & Services - 0.1%
Tencent Holdings Ltd.:
2.88% 4/22/31 (b)	320,000	264,269
3.575% 4/11/26 (b)	260,000	245,375
		509,644
Media - 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,521,904
5.25% 4/1/53	450,000	361,581
5.5% 4/1/63	450,000	360,556
5.75% 4/1/48	1,950,000	1,677,571
Comcast Corp.:
2.937% 11/1/56	679,000	440,123
2.987% 11/1/63	2,211,000	1,398,761
COX Communications, Inc.:
1.8% 10/1/30 (b)	740,000	565,001
3.15% 8/15/24 (b)	35,000	33,671
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,333,611
3.95% 3/20/28	600,000	538,839
Fox Corp.:
4.709% 1/25/29	4,000	3,866
5.476% 1/25/39	504,000	464,124
Magallanes, Inc.:
3.755% 3/15/27 (b)	250,000	227,821
4.054% 3/15/29 (b)	87,000	76,189
4.279% 3/15/32 (b)	219,000	185,931
5.05% 3/15/42 (b)	348,000	278,591
5.141% 3/15/52 (b)	1,040,000	805,855
5.391% 3/15/62 (b)	650,000	502,963
Time Warner Cable LLC:
5.875% 11/15/40	1,200,000	1,063,589
7.3% 7/1/38	500,000	511,297
		12,351,844
Wireless Telecommunication Services - 1.3%
Rogers Communications, Inc.:
3.8% 3/15/32 (b)	238,000	210,699
4.55% 3/15/52 (b)	1,450,000	1,180,218
5% 3/15/44	270,000	235,257
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	381,000	323,567
2.7% 3/15/32	1,382,000	1,134,154
Vodafone Group PLC:
4.375% 5/30/28	700,000	692,710
5.25% 5/30/48	1,500,000	1,347,098
		5,123,703
TOTAL COMMUNICATION SERVICES		28,784,254
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 0.8%
Ford Motor Co. 3.25% 2/12/32	1,400,000	1,111,534
General Motors Co. 5.95% 4/1/49	1,300,000	1,208,071
General Motors Financial Co., Inc. 3.1% 1/12/32	1,400,000	1,123,110
		3,442,715
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	747,000	603,755
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	159,014
Multiline Retail - 0.3%
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	684,444
4.2% 5/15/28	375,000	358,156
		1,042,600
Specialty Retail - 2.1%
Advance Auto Parts, Inc.:
1.75% 10/1/27	2,313,000	1,953,216
3.9% 4/15/30	1,000,000	881,650
AutoNation, Inc.:
3.85% 3/1/32	1,900,000	1,566,808
4.75% 6/1/30	20,000	18,010
Lowe's Companies, Inc.:
3.5% 4/1/51	975,000	702,225
5.625% 4/15/53	600,000	600,268
O'Reilly Automotive, Inc.:
4.2% 4/1/30	800,000	758,067
4.35% 6/1/28	75,000	72,810
Ross Stores, Inc. 1.875% 4/15/31	600,000	473,783
The Home Depot, Inc. 1.375% 3/15/31	575,000	451,125
Triton Container International Ltd. 1.15% 6/7/24 (b)	1,200,000	1,105,725
		8,583,687
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	1,515,000	1,172,290
TOTAL CONSUMER DISCRETIONARY		15,004,061
CONSUMER STAPLES - 7.1%
Beverages - 1.6%
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	439,086
4.5% 6/1/50	325,000	293,838
4.6% 4/15/48	700,000	635,960
4.9% 1/23/31	525,000	531,025
Constellation Brands, Inc.:
2.25% 8/1/31	1,600,000	1,280,279
2.875% 5/1/30	470,000	404,524
PepsiCo, Inc. 3.9% 7/18/32	3,000,000	2,878,193
		6,462,905
Food & Staples Retailing - 0.0%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	138,000	117,607
Food Products - 1.8%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,625,000	1,416,383
3% 5/15/32 (b)	1,570,000	1,230,495
4.375% 2/2/52 (b)	680,000	494,333
5.5% 1/15/30 (b)	1,600,000	1,534,656
JDE Peet's BV 2.25% 9/24/31 (b)	545,000	408,313
Smithfield Foods, Inc. 3% 10/15/30 (b)	1,432,000	1,102,709
Viterra Finance BV 4.9% 4/21/27 (b)	1,500,000	1,402,953
		7,589,842
Tobacco - 3.7%
Altria Group, Inc.:
2.45% 2/4/32	1,500,000	1,137,186
3.4% 2/4/41	1,180,000	803,105
4.25% 8/9/42	14,000	10,439
4.8% 2/14/29	612,000	587,439
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,026,900
2.726% 3/25/31	2,800,000	2,205,130
3.557% 8/15/27	2,500,000	2,280,345
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	500,000	460,407
4.25% 7/21/25 (b)	3,200,000	3,054,542
Philip Morris International, Inc.:
5.625% 11/17/29	800,000	813,563
5.75% 11/17/32	903,000	929,888
Reynolds American, Inc. 4.45% 6/12/25	1,725,000	1,693,953
		15,002,897
TOTAL CONSUMER STAPLES		29,173,251
ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Canadian Natural Resources Ltd.:
2.95% 7/15/30	1,071,000	914,982
6.25% 3/15/38	1,075,000	1,102,454
Cenovus Energy, Inc.:
2.65% 1/15/32	159,000	128,421
3.75% 2/15/52	480,000	345,834
5.4% 6/15/47	64,000	59,117
6.75% 11/15/39	156,000	164,128
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	487,296
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	497,400
5.125% 5/15/29	2,200,000	2,133,111
5.375% 7/15/25	500,000	493,789
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	582,000	507,882
3.9% 11/15/49	1,000,000	694,942
Enbridge, Inc.:
3.4% 8/1/51	900,000	634,480
4.5% 6/10/44	250,000	210,309
Energy Transfer LP:
3.75% 5/15/30	3,554,000	3,150,222
4.25% 3/15/23	450,000	448,568
4.25% 4/1/24	525,000	514,528
4.95% 6/15/28	650,000	628,769
Enterprise Products Operating LP 5.1% 2/15/45	375,000	342,279
Equinor ASA:
1.75% 1/22/26	61,000	55,949
2.375% 5/22/30	550,000	473,394
Hess Corp.:
4.3% 4/1/27	2,575,000	2,475,128
5.8% 4/1/47	1,135,000	1,102,513
6% 1/15/40	575,000	576,730
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	437,160
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	255,568
MPLX LP:
2.65% 8/15/30	702,000	576,080
4.95% 9/1/32	377,000	356,842
Occidental Petroleum Corp. 2.9% 8/15/24	83,000	79,680
Ovintiv, Inc.:
5.15% 11/15/41	136,000	123,030
8.125% 9/15/30	409,000	454,628
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	900,000
6.49% 1/23/27	75,000	67,860
6.5% 3/13/27	80,000	72,128
Phillips 66 Co. 4.875% 11/15/44	300,000	279,530
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	84,970
4.65% 10/15/25	1,119,000	1,101,754
Suncor Energy, Inc. 6.5% 6/15/38	430,000	445,996
The Williams Companies, Inc.:
3.5% 11/15/30	913,000	807,929
4.65% 8/15/32	394,000	373,213
5.3% 8/15/52	89,000	81,752
Total Capital International SA 3.127% 5/29/50	800,000	577,942
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	21,959
Western Gas Partners LP:
3.35% 2/1/25	1,500,000	1,437,765
4.3% 2/1/30	1,870,000	1,666,338
		28,344,349
FINANCIALS - 30.3%
Banks - 15.3%
AIB Group PLC 4.263% 4/10/25 (b)(c)	250,000	240,678
Banco Santander SA 2.749% 12/3/30	1,000,000	748,205
Bank of America Corp.:
2.299% 7/21/32 (c)	1,500,000	1,175,287
2.676% 6/19/41 (c)	1,030,000	718,521
2.972% 2/4/33 (c)	2,500,000	2,043,436
3.483% 3/13/52 (c)	950,000	697,211
4.271% 7/23/29 (c)	700,000	658,939
4.571% 4/27/33 (c)	1,600,000	1,491,161
5.015% 7/22/33 (c)	2,000,000	1,930,837
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	200,000	195,886
Barclays PLC:
1.007% 12/10/24 (c)	307,000	290,311
2.645% 6/24/31 (c)	450,000	349,537
2.894% 11/24/32 (c)	2,250,000	1,718,524
5.2% 5/12/26	1,750,000	1,696,782
5.746% 8/9/33 (c)	349,000	334,290
7.437% 11/2/33 (c)	1,100,000	1,165,222
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	1,182,000	1,026,681
3.052% 1/13/31 (b)(c)	875,000	725,513
3.132% 1/20/33 (b)(c)	1,250,000	993,529
4.625% 3/13/27 (b)	450,000	427,647
BPCE SA:
2.277% 1/20/32 (b)(c)	600,000	447,387
4.875% 4/1/26 (b)	200,000	190,872
Citigroup, Inc.:
4.075% 4/23/29 (c)	1,600,000	1,494,797
4.45% 9/29/27	1,200,000	1,155,769
4.91% 5/24/33 (c)	599,000	570,316
Citizens Financial Group, Inc. 2.638% 9/30/32	2,015,000	1,505,971
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	1,280,000	1,051,139
Credit Agricole SA 2.811% 1/11/41 (b)	444,000	274,938
Danske Bank A/S 1.171% 12/8/23 (b)(c)	1,050,000	1,049,288
Fifth Third Bancorp 8.25% 3/1/38	300,000	364,786
HSBC Holdings PLC:
2.251% 11/22/27 (c)	1,076,000	927,458
2.357% 8/18/31 (c)	1,002,000	764,580
2.848% 6/4/31 (c)	1,800,000	1,434,734
4.762% 3/29/33 (c)	1,600,000	1,384,258
5.402% 8/11/33 (c)	815,000	763,066
7.39% 11/3/28 (c)	720,000	755,094
Huntington Bancshares, Inc. 2.487% 8/15/36 (c)	1,287,000	931,884
ING Groep NV 4.017% 3/28/28 (c)	2,000,000	1,866,204
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	1,126,000	1,087,882
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	104,000	86,724
3.882% 7/24/38 (c)	2,725,000	2,290,549
4.203% 7/23/29 (c)	600,000	564,231
4.912% 7/25/33 (c)	3,000,000	2,892,944
5.717% 9/14/33 (c)	2,500,000	2,473,162
Lloyds Banking Group PLC:
4.65% 3/24/26	1,000,000	950,897
7.953% 11/15/33 (c)	1,000,000	1,053,000
Mizuho Financial Group, Inc. 1.234% 5/22/27 (c)	1,900,000	1,643,584
National Australia Bank Ltd. 2.99% 5/21/31 (b)	1,200,000	939,734
NatWest Group PLC 2.359% 5/22/24 (c)	228,000	223,633
Rabobank Nederland 3.75% 7/21/26	300,000	281,611
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	335,000	290,715
Societe Generale:
1.488% 12/14/26 (b)(c)	3,300,000	2,853,751
3% 1/22/30 (b)	430,000	344,555
3.625% 3/1/41 (b)	1,300,000	835,205
3.875% 3/28/24 (b)	700,000	683,700
6.221% 6/15/33 (b)(c)	800,000	744,001
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	630,000	603,587
SVB Financial Group:
2.1% 5/15/28	1,050,000	861,763
3.125% 6/5/30	170,000	139,081
Synchrony Bank 5.625% 8/23/27	326,000	315,600
UniCredit SpA 1.982% 6/3/27 (b)(c)	1,200,000	1,016,787
Wells Fargo & Co.:
2.393% 6/2/28 (c)	800,000	707,426
4.478% 4/4/31 (c)	1,000,000	945,168
5.013% 4/4/51 (c)	700,000	657,513
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	1,400,000	1,292,772
Zions Bancorp NA 3.25% 10/29/29	850,000	700,802
		63,041,115
Capital Markets - 5.0%
Ares Capital Corp.:
2.15% 7/15/26	750,000	639,526
2.875% 6/15/27	1,100,000	942,789
3.25% 7/15/25	1,775,000	1,623,541
3.875% 1/15/26	240,000	220,693
4.25% 3/1/25	75,000	71,261
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (b)	523,000	313,539
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	800,000	629,104
3.091% 5/14/32 (b)(c)	1,200,000	817,515
3.75% 3/26/25	1,150,000	1,019,394
4.194% 4/1/31 (b)(c)	800,000	606,489
6.537% 8/12/33 (b)(c)	500,000	438,022
9.016% 11/15/33 (b)(c)	800,000	812,214
Deutsche Bank AG 4.5% 4/1/25	3,029,000	2,872,031
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	1,650,000	1,444,129
2.222% 9/18/24 (c)	1,000,000	959,402
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (c)	1,850,000	1,626,688
4.223% 5/1/29 (c)	900,000	845,514
Morgan Stanley:
1.794% 2/13/32 (c)	740,000	563,169
2.239% 7/21/32 (c)	1,500,000	1,169,788
4.431% 1/23/30 (c)	111,000	104,979
UBS Group AG:
2.095% 2/11/32 (b)(c)	1,550,000	1,173,535
3.126% 8/13/30 (b)(c)	613,000	521,666
4.988% 8/5/33 (b)(c)	1,200,000	1,118,005
		20,532,993
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	900,000	828,149
2.45% 10/29/26	227,000	199,600
3% 10/29/28	237,000	200,239
3.3% 1/30/32	254,000	202,430
3.4% 10/29/33	526,000	407,716
3.85% 10/29/41	860,000	630,861
4.125% 7/3/23	850,000	842,362
Ally Financial, Inc.:
2.2% 11/2/28	480,000	383,335
4.75% 6/9/27	2,100,000	1,977,221
5.75% 11/20/25	910,000	897,866
8% 11/1/31	717,000	769,172
Capital One Financial Corp.:
2.359% 7/29/32 (c)	1,785,000	1,300,657
3.8% 1/31/28	11,000	10,278
5.247% 7/26/30 (c)	662,000	630,994
5.268% 5/10/33 (c)	1,300,000	1,224,267
Discover Financial Services:
4.1% 2/9/27	39,000	36,644
6.7% 11/29/32	98,000	99,696
Ford Motor Credit Co. LLC:
3.625% 6/17/31	200,000	164,159
4.271% 1/9/27	400,000	370,116
4.95% 5/28/27	1,850,000	1,750,785
Synchrony Financial:
3.95% 12/1/27	75,000	67,055
4.25% 8/15/24	858,000	836,889
4.375% 3/19/24	407,000	399,724
		14,230,215
Diversified Financial Services - 2.4%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	404,000	330,720
Athene Global Funding:
1.45% 1/8/26 (b)	1,150,000	1,012,937
1.985% 8/19/28 (b)	1,355,000	1,099,822
2.5% 3/24/28 (b)	750,000	634,638
Blackstone Private Credit Fund:
2.7% 1/15/25	1,500,000	1,395,139
4.7% 3/24/25	127,000	124,121
7.05% 9/29/25 (b)	466,000	466,929
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	339,335
4.05% 7/1/30	148,000	129,342
Corebridge Financial, Inc.:
3.65% 4/5/27 (b)	171,000	160,066
3.85% 4/5/29 (b)	168,000	152,933
3.9% 4/5/32 (b)	199,000	175,479
4.35% 4/5/42 (b)	45,000	36,843
4.4% 4/5/52 (b)	134,000	107,705
Equitable Holdings, Inc. 4.35% 4/20/28	700,000	665,754
Jackson Financial, Inc.:
3.125% 11/23/31	2,210,000	1,695,764
4% 11/23/51	800,000	518,197
5.17% 6/8/27	181,000	177,375
5.67% 6/8/32	228,000	216,612
Rexford Industrial Realty LP 2.15% 9/1/31	599,000	462,475
		9,902,186
Insurance - 4.1%
AIA Group Ltd.:
3.2% 9/16/40 (b)	950,000	687,089
3.6% 4/9/29 (b)	1,515,000	1,384,466
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	950,000	745,419
Assurant, Inc. 2.65% 1/15/32	2,100,000	1,561,672
Athene Holding Ltd.:
3.45% 5/15/52	700,000	437,007
3.95% 5/25/51	316,000	217,746
6.65% 2/1/33	800,000	800,513
Empower Finance 2020 LP:
1.776% 3/17/31 (b)	324,000	247,529
3.075% 9/17/51 (b)	540,000	330,624
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	571,000	461,942
5.625% 8/16/32 (b)	2,100,000	1,973,581
Five Corners Funding Trust II 2.85% 5/15/30 (b)	890,000	755,101
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)	400,000	328,762
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	836,852
Intact Financial Corp. 5.459% 9/22/32 (b)	1,117,000	1,114,050
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	1,050,000	945,302
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	10,851
4.375% 3/15/29	10,000	9,733
4.9% 3/15/49	834,000	778,389
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	350,000	234,532
New York Life Insurance Co. 4.45% 5/15/69 (b)	54,000	44,443
Pacific LifeCorp 3.35% 9/15/50 (b)	700,000	482,066
Prudential Financial, Inc. 6% 9/1/52 (c)	672,000	619,611
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	478,000	448,569
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	532,680
Unum Group 4.125% 6/15/51	1,520,000	1,058,837
		17,047,366
TOTAL FINANCIALS		124,753,875
HEALTH CARE - 6.3%
Biotechnology - 0.2%
Amgen, Inc. 3.375% 2/21/50	700,000	510,251
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	314,273
		824,524
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	653,292
Boston Scientific Corp. 2.65% 6/1/30	500,000	431,538
		1,084,830
Health Care Providers & Services - 3.3%
Centene Corp.:
2.625% 8/1/31	2,645,000	2,079,552
3% 10/15/30	1,310,000	1,073,663
4.25% 12/15/27	1,025,000	961,942
4.625% 12/15/29	585,000	543,953
Cigna Corp.:
3.4% 3/15/50	500,000	360,824
4.125% 11/15/25	4,000	3,934
4.375% 10/15/28	561,000	546,764
4.8% 8/15/38	1,907,000	1,799,234
4.9% 12/15/48	7,000	6,462
HCA Holdings, Inc.:
3.375% 3/15/29 (b)	439,000	386,598
3.625% 3/15/32 (b)	440,000	376,132
4.625% 3/15/52 (b)	660,000	532,149
5.125% 6/15/39	1,217,000	1,084,751
5.25% 6/15/49	240,000	209,886
Sabra Health Care LP:
3.2% 12/1/31	588,000	440,906
3.9% 10/15/29	123,000	101,591
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	897,009
Universal Health Services, Inc.:
2.65% 10/15/30 (b)	1,704,000	1,362,331
2.65% 1/15/32 (b)	1,072,000	810,884
		13,578,565
Pharmaceuticals - 2.5%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	1,050,000	1,018,246
4.875% 6/25/48 (b)	1,150,000	1,003,063
Bristol-Myers Squibb Co. 4.125% 6/15/39	138,000	125,295
Elanco Animal Health, Inc.:
5.772% 8/28/23	700,000	697,150
6.4% 8/28/28 (c)	1,375,000	1,269,854
Mylan NV 4.55% 4/15/28	1,004,000	945,501
Perrigo Finance PLC 4.4% 6/15/30	600,000	512,838
Utah Acquisition Sub, Inc. 5.25% 6/15/46	650,000	501,405
Viatris, Inc.:
1.65% 6/22/25	3,427,000	3,102,263
2.7% 6/22/30	1,328,000	1,059,277
4% 6/22/50	105,000	68,291
		10,303,183
TOTAL HEALTH CARE		25,791,102
INDUSTRIALS - 3.3%
Aerospace & Defense - 1.3%
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	1,038,886
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,090,818
2.75% 2/1/26	900,000	833,123
3.75% 2/1/50	1,150,000	806,623
5.04% 5/1/27	900,000	891,268
5.15% 5/1/30	885,000	863,433
		5,524,151
Airlines - 0.2%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	167,757	140,428
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	294,837	242,960
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	118,006	101,503
United Airlines, Inc. 4.55% 2/25/33	166,434	140,432
		625,323
Machinery - 0.6%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	1,276,000	1,118,962
Ingersoll-Rand Luxembourg Finance SA 4.5% 3/21/49	300,000	247,265
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	1,000,000	983,740
		2,349,967
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	25,000	22,531
Leidos, Inc. 3.625% 5/15/25	70,000	67,464
		89,995
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	469,700
Canadian Pacific Railway Co. 3.1% 12/2/51	458,000	322,001
Union Pacific Corp. 3.25% 2/5/50	800,000	596,643
		1,388,344
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.3% 2/1/25	850,000	791,234
2.875% 1/15/32	1,900,000	1,501,537
		2,292,771
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	1,601,000	1,294,961
4.375% 5/1/26 (b)	110,000	99,991
		1,394,952
TOTAL INDUSTRIALS		13,665,503
INFORMATION TECHNOLOGY - 6.3%
Electronic Equipment & Components - 1.7%
Dell International LLC/EMC Corp.:
3.45% 12/15/51 (b)	700,000	451,236
6.02% 6/15/26	2,125,000	2,170,167
6.2% 7/15/30	950,000	976,908
Vontier Corp.:
1.8% 4/1/26	3,000,000	2,529,360
2.95% 4/1/31	1,169,000	839,921
		6,967,592
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	1,054,000	934,170
Fiserv, Inc. 3.5% 7/1/29	271,000	244,406
		1,178,576
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.:
1.95% 2/15/28 (b)	854,000	721,805
2.45% 2/15/31 (b)	460,000	362,924
2.6% 2/15/33 (b)	1,617,000	1,221,823
3.5% 2/15/41 (b)	371,000	268,358
3.75% 2/15/51 (b)	174,000	122,793
Marvell Technology, Inc. 2.45% 4/15/28	1,500,000	1,272,757
Micron Technology, Inc.:
2.703% 4/15/32	1,100,000	850,351
4.185% 2/15/27	1,250,000	1,195,065
NVIDIA Corp. 3.7% 4/1/60	1,050,000	795,297
		6,811,173
Software - 2.3%
Microsoft Corp. 3.3% 2/6/27	5,000,000	4,836,176
Oracle Corp.:
2.3% 3/25/28	529,000	458,353
2.875% 3/25/31	1,300,000	1,087,370
3.95% 3/25/51	1,880,000	1,375,729
4% 11/15/47	375,000	277,348
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,630,417
		9,665,393
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.8% 2/8/61	700,000	465,407
3.85% 8/4/46	800,000	693,659
		1,159,066
TOTAL INFORMATION TECHNOLOGY		25,781,800
MATERIALS - 1.4%
Chemicals - 1.4%
Celanese U.S. Holdings LLC 6.165% 7/15/27	2,000,000	1,957,498
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	1,825,000	1,525,196
3.468% 12/1/50 (b)	525,000	360,895
5% 9/26/48	850,000	732,124
Sherwin-Williams Co. 4.5% 6/1/47	375,000	324,838
Westlake Corp. 3.375% 6/15/30	900,000	776,103
		5,676,654
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	49,103
TOTAL MATERIALS		5,725,757
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Agree LP:
2% 6/15/28	2,100,000	1,728,036
4.8% 10/1/32	1,065,000	979,590
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	706,468
American Homes 4 Rent LP:
2.375% 7/15/31	44,000	34,201
3.375% 7/15/51	68,000	43,467
3.625% 4/15/32	183,000	155,055
4.3% 4/15/52	127,000	94,215
Camden Property Trust 2.8% 5/15/30	58,000	49,840
Corporate Office Properties LP:
2% 1/15/29	904,000	699,619
2.25% 3/15/26	52,000	45,671
2.75% 4/15/31	414,000	312,810
2.9% 12/1/33	1,600,000	1,142,350
Crown Castle International Corp. 3.25% 1/15/51	450,000	307,842
Hudson Pacific Properties LP:
3.95% 11/1/27	3,400,000	2,882,449
5.95% 2/15/28	1,900,000	1,803,873
Invitation Homes Operating Partnership LP:
2% 8/15/31	600,000	444,167
4.15% 4/15/32	269,000	235,824
Kite Realty Group Trust:
4% 3/15/25	14,000	13,429
4.75% 9/15/30	277,000	245,884
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,725,000	1,216,125
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	203,841
3.375% 2/1/31	1,402,000	1,095,822
4.5% 1/15/25	600,000	583,527
4.5% 4/1/27	1,000,000	932,110
Piedmont Operating Partnership LP 2.75% 4/1/32	86,000	61,434
Realty Income Corp.:
2.85% 12/15/32	30,000	24,616
3.25% 1/15/31	30,000	26,206
Spirit Realty LP 2.1% 3/15/28	516,000	419,460
Store Capital Corp. 2.7% 12/1/31	1,675,000	1,260,175
Sun Communities Operating LP:
2.3% 11/1/28	97,000	79,800
2.7% 7/15/31	250,000	194,514
4.2% 4/15/32	1,800,000	1,552,977
UDR, Inc.:
2.1% 8/1/32	939,000	697,310
2.1% 6/15/33	374,000	271,312
Ventas Realty LP 2.5% 9/1/31	729,000	574,074
VICI Properties LP:
4.75% 2/15/28	378,000	356,325
4.95% 2/15/30	1,100,000	1,039,888
5.125% 5/15/32	78,000	73,165
Vornado Realty LP:
2.15% 6/1/26	103,000	87,055
3.4% 6/1/31	372,000	283,577
Welltower, Inc.:
3.625% 3/15/24	10,000	9,797
4.125% 3/15/29	675,000	625,678
WP Carey, Inc.:
2.4% 2/1/31	348,000	276,704
4.25% 10/1/26	450,000	433,027
		24,303,309
Real Estate Management & Development - 0.2%
Tanger Properties LP:
2.75% 9/1/31	596,000	426,266
3.125% 9/1/26	497,000	448,606
		874,872
TOTAL REAL ESTATE		25,178,181
UTILITIES - 7.7%
Electric Utilities - 3.9%
Alabama Power Co. 3.05% 3/15/32	380,000	330,718
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	1,148,000	937,465
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	2,631,050
4.973% 5/1/46	750,000	646,607
Duke Energy Corp.:
2.45% 6/1/30	70,000	58,824
4.5% 8/15/32	1,240,000	1,176,487
5% 8/15/52	1,250,000	1,135,916
Duquesne Light Holdings, Inc.:
2.775% 1/7/32 (b)	266,000	208,623
3.616% 8/1/27 (b)	1,810,000	1,632,624
Entergy Corp. 2.8% 6/15/30	72,000	60,813
Exelon Corp.:
3.35% 3/15/32 (b)	1,602,000	1,407,500
4.1% 3/15/52 (b)	76,000	62,026
4.7% 4/15/50	800,000	706,090
5.1% 6/15/45	370,000	348,500
FirstEnergy Corp.:
2.25% 9/1/30	534,000	424,437
2.65% 3/1/30	780,000	644,873
4.4% 7/15/27	900,000	848,718
Nevada Power Co. 3.7% 5/1/29	75,000	70,551
Southern Co.:
4.4% 7/1/46	700,000	588,254
5.113% 8/1/27	2,050,000	2,043,278
		15,963,354
Gas Utilities - 0.2%
ONE Gas, Inc. 2% 5/15/30	278,000	226,860
Southern Co. Gas Capital Corp. 4.4% 5/30/47	625,000	508,053
		734,913
Independent Power and Renewable Electricity Producers - 2.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,215,000	1,071,053
Emera U.S. Finance LP:
3.55% 6/15/26	2,550,000	2,391,874
4.75% 6/15/46	1,775,000	1,405,744
The AES Corp.:
1.375% 1/15/26	290,000	257,622
2.45% 1/15/31	3,120,000	2,479,207
3.3% 7/15/25 (b)	216,000	202,160
3.95% 7/15/30 (b)	389,000	340,570
		8,148,230
Multi-Utilities - 1.6%
NiSource, Inc.:
2.95% 9/1/29	229,000	200,778
3.6% 5/1/30	671,000	603,237
4.375% 5/15/47	650,000	544,288
4.8% 2/15/44	500,000	446,786
Puget Energy, Inc.:
2.379% 6/15/28	2,000,000	1,711,589
4.1% 6/15/30	1,023,000	919,072
4.224% 3/15/32	1,344,000	1,199,129
Sempra Energy 3.8% 2/1/38	1,500,000	1,221,263
		6,846,142
TOTAL UTILITIES		31,692,639
TOTAL NONCONVERTIBLE BONDS (Cost $420,677,483)		353,894,772

U.S. Treasury Obligations - 6.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	2,500,000	1,744,141
1.875% 2/15/41	2,943,000	2,126,777
2% 11/15/41	2,000,000	1,456,641
2% 8/15/51	527,000	358,154
2.25% 2/15/52	250,000	180,537
2.875% 5/15/52	2,500,000	2,078,125
3% 8/15/52	20,500,000	17,553,123
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,806,819)		25,497,498

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
United Mexican States:
3.25% 4/16/30	200,000	178,500
4.5% 4/22/29	1,000,000	973,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,316,332)		1,151,500

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	753,000	669,583
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.875% (b)(c)(e)	950,000	798,223
TOTAL PREFERRED SECURITIES (Cost $1,705,000)		1,467,806

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f) (Cost $23,736,883)	23,732,146	23,736,892

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $475,242,517)	405,748,468
NET OTHER ASSETS (LIABILITIES) - 1.4%	5,743,000
NET ASSETS - 100.0%	411,491,468

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,704,838 or 17.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	18,373,868	22,733,824	17,370,800	168,513	-	-	23,736,892	0.0%
Total	18,373,868	22,733,824	17,370,800	168,513	-	-	23,736,892

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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